Share capital (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share Capital Details 2
Stock-based compensation pertaining to general and administrative	$ 503,402	$ 783,827
Stock-based compensation pertaining to research and development	503,403	748,226
Total	$ 1,006,805	$ 1,532,053